Pillsbury Winthrop Shaw Pittman LLP

2475 Hanover Street  |  Palo Alto, CA 94304-1114  |  tel 650.233.4500  |  fax 650.233.4545

Davina K. Kaile

tel 650.233.4564

dkaile@pillsburylaw.com

March 6, 2012

VIA ELECTRONIC TRANSMISSION AND OVERNIGHT MAIL

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Mara L. Ransom, Esq., Legal Branch Chief

Chris Chase, Esq.

Re:	CafePress Inc.

Registration Statement on Form S-1

File No. 333-174829

Ladies and Gentlemen:

On behalf of CafePress Inc. (the “Registrant” or the “Company”), we enclose for filing, under the Securities Act of 1933 (the “Securities Act”), Amendment No. 8 to the above referenced Registration Statement on Form S-1 (the “Registration Statement”), together with certain exhibits thereto. Amendment No. 8 is being submitted by the Registrant to update certain information.

Questions or comments concerning any matter with respect to the Registration Statement may be directed to the undersigned at (650) 233-4564. Comments can also be sent via facsimile at (650) 233-4545 or via email to dkaile@pillsburylaw.com.

Very truly yours,

/s/ Davina K. Kaile

Davina K. Kaile

cc:	Bob Marino

Monica Johnson

Kirsten Mellor, Esq.

Martin A. Wellington, Esq.

C.F. Pearson

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